INCOME TAXES - Disclosure of detailed information about recognized deferred tax assets and liabilities (Details) - CAD ($) $ in Thousands	Sep. 30, 2024	Sep. 30, 2023
Deferred tax assets are attributable to the following:
Deferred tax assets	$ 11,470	$ 13,766
Set-off of tax	(11,470)	(13,766)
Net deferred tax asset	0	0
Deferred tax liabilities are attributable to the following:
Deferred tax liabilities	(11,470)	(13,765)
Set-off of tax	11,470	13,765
Net deferred tax liability	0	0
Non-capital losses
Deferred tax assets are attributable to the following:
Deferred tax assets	10,485	12,136
Property, plant and equipment
Deferred tax assets are attributable to the following:
Deferred tax assets	0	475
Other
Deferred tax assets are attributable to the following:
Deferred tax assets	0	114
Lease liabilities
Deferred tax assets are attributable to the following:
Deferred tax assets	985	1,041
Property, plant and equipment
Deferred tax liabilities are attributable to the following:
Deferred tax liabilities	(375)	(1,300)
Intangible assets
Deferred tax liabilities are attributable to the following:
Deferred tax liabilities	(1,773)	(2,137)
Biological assets
Deferred tax liabilities are attributable to the following:
Deferred tax liabilities	(2,499)	(2,832)
Inventories
Deferred tax liabilities are attributable to the following:
Deferred tax liabilities	(5,859)	(6,422)
Right-of-use assets
Deferred tax liabilities are attributable to the following:
Deferred tax liabilities	(927)	(731)
Net investment in sublease
Deferred tax liabilities are attributable to the following:
Deferred tax liabilities	(13)	(316)
Other
Deferred tax liabilities are attributable to the following:
Deferred tax liabilities	$ (24)	$ (27)